UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:            |_|; Amendment Number: |_|

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Alkeon Capital Management, LLC

Address:    350 Madison Avenue
            New York, New York 10017

13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Greg Jakubowsky
Title:      Compliance Officer
Phone:      (212) 389-8710

Signature, Place and Date of Signing:


/s/ Greg Jakubowsky             New York, New York           February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      107

Form 13F Information Table Value Total: $  1,884,903
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number    Name

1     028-10748               Oppenheimer Asset Management Inc.

COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6     COL 7          COLUMN 8

                                                         VALUE     SHS OR    SH/ PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT   PRN CALL  DISCRETION    MGRS   SOLE      SHARED NONE
--------------                --------------  -----      --------  -------   --- ----  ----------    ----   -----     ------ ----
AMERICAN TOWER CORP           CL A            029912201   12,688     293,646 SH        SOLE                   293,646
AMERICAN TOWER CORP           CL A            029912201   30,044     695,293 SH        SHARED-OTHER  1        695,293
ANALOG DEVICES INC            COM             032654105    6,952     220,124 SH        SOLE                   220,124
ANALOG DEVICES INC            COM             032654105   22,194     702,786 SH        SHARED-OTHER  1        702,786
APPLE INC                     COM             037833100   20,395      96,780 SH        SOLE                    96,780
APPLE INC                     COM             037833100   58,836     279,200 SH        SHARED-OTHER  1        279,200
APPLIED MICRO CIRCUITS CORP   COM NEW         03822W406    5,300     709,444 SH        SOLE                   709,444
APPLIED MICRO CIRCUITS CORP   COM NEW         03822W406   12,354   1,653,821 SH        SHARED-OTHER  1      1,653,821
ARM HLDGS PLC                 SPONSORED ADR   042068106   14,427   1,685,371 SH        SOLE                 1,685,371
ARM HLDGS PLC                 SPONSORED ADR   042068106   37,491   4,379,820 SH        SHARED-OTHER  1      4,379,820
ASML HOLDINGS N V             NY REG SHS      N07059186    1,736      50,934 SH        SOLE                    50,934
ASML HOLDINGS N V             NY REG SHS      N07059186    6,728     197,366 SH        SHARED-OTHER  1        197,366
AVX CORP NEW                  COM             002444107    3,337     263,391 SH        SOLE                   263,391
AVX CORP NEW                  COM             002444107   11,941     942,429 SH        SHARED-OTHER  1        942,429
BROADCOM CORP                 COM             055921100    8,612     273,650 SH        SOLE                   273,650
BROADCOM CORP                 CL A            111320107   19,365     615,350 SH        SHARED-OTHER  1        615,350
BROCADE COMMUNICATIONS SYS I  CL A            111320107    3,255     426,661 SH        SOLE                   426,661
BROCADE COMMUNICATIONS SYS I  COM NEW         111621306   10,428   1,366,734 SH        SHARED-OTHER  1      1,366,734
CA INC                        COM             12673P105    7,100     316,133 SH        SOLE                   316,133
CA INC                        COM             12673P105   23,207   1,033,247 SH        SHARED-OTHER  1      1,033,247
CEVA INC                      COM             157210105    1,839     143,000 SH        SOLE                   143,000
CISCO SYS INC                 COM             17275R102   14,765     616,754 SH        SOLE                   616,754
CISCO SYS INC                 COM             17275R102   40,010   1,671,246 SH        SHARED-OTHER  1      1,671,246
CNINSURE INC                  SPONSORED ADR   18976M103    7,696     383,266 SH        SOLE                   383,266
CNINSURE INC                  SPONSORED ADR   18976M103   19,897     990,910 SH        SHARED-OTHER  1        990,910
COMMVAULT SYSTEMS INC         COM             204166102    4,294     181,179 SH        SOLE                   181,179
COMMVAULT SYSTEMS INC         COM             204166102   14,710     620,692 SH        SHARED-OTHER  1        620,692
DOLBY LABORATORIES INC        COM             25659T107    6,641     139,146 SH        SOLE                   139,146
DOLBY LABORATORIES INC        COM             25659T107   18,657     390,884 SH        SHARED-OTHER  1        390,884
DOLLAR TREE INC               COM             256746108    8,391     173,730 SH        SOLE                   173,730
DOLLAR TREE INC               COM             256746108   19,381     401,260 SH        SHARED-OTHER  1        401,260
E M C CORP MASS               COM             268648102    8,676     496,600 SH        SOLE                   496,600
E M C CORP MASS               COM             268648102   21,379   1,223,770 SH        SHARED-OTHER  1      1,223,770
EBAY INC                      COM             278642103    9,973     423,834 SH        SOLE                   423,834
EBAY INC                      COM             278642103   25,248   1,073,026 SH        SHARED-OTHER  1      1,073,026
ECHO GLOBAL LOGISTICS INC     COM             27875T101    3,326     262,060 SH        SOLE                   262,060
ECHO GLOBAL LOGISTICS INC     COM             27875T101    9,364     737,940 SH        SHARED-OTHER  1        737,940
E HOUSE CHINA HLDGS LTD       ADR             26852W103    6,411     353,814 SH        SOLE                   353,814
E HOUSE CHINA HLDGS LTD       ADR             26852W103   15,695     866,186 SH        SHARED-OTHER  1        866,186
EQUINIX INC                   COM NEW         29444U502    6,324      59,572 SH        SOLE                    59,572
EQUINIX INC                   COM NEW         29444U502   19,591     184,558 SH        SHARED-OTHER  1        184,558
EXPEDIA INC DEL               COM             30212P105    5,040     195,886 SH        SOLE                   195,886
EXPEDIA INC DEL               COM             30212P105   14,257     554,114 SH        SHARED-OTHER  1        554,114
FINISAR CORP                  COM NEW         31787A507    1,338     150,000 SH        SOLE                   150,000
FRANKLIN RES INC              COM             354613101    9,958      94,520 SH        SOLE                    94,520
FRANKLIN RES INC              COM             354613101   32,726     310,640 SH        SHARED-OTHER  1        310,640
HEWLETT PACKARD CO            COM             428236103   14,026     272,300 SH        SOLE                   272,300
HEWLETT PACKARD CO            COM             428236103   34,908     677,700 SH        SHARED-OTHER  1        677,700
INFORMATICA CORP              COM             45666Q102    3,303     127,620 SH        SOLE                   127,620
INFORMATICA CORP              COM             45666Q102    8,793     339,757 SH        SHARED-OTHER  1        339,757
INTERCONTINENTALEXCHANGE INC  COM             45865V100    6,258      55,728 SH        SOLE                    55,728
INTERCONTINENTALEXCHANGE INC  COM             45865V100   18,210     162,152 SH        SHARED-OTHER  1        162,152
LINEAR TECHNOLOGY CORP        COM             535678106   14,618     478,337 SH        SOLE                   478,337
LINEAR TECHNOLOGY CORP        COM             535678106   39,805   1,302,513 SH        SHARED-OTHER  1      1,302,513
MARVELL TECHNOLOGY GROUP LTD  ORD             G5876H105   11,522     555,294 SH        SOLE                   555,294
MARVELL TECHNOLOGY GROUP LTD  ORD             G5876H105   35,767   1,723,706 SH        SHARED-OTHER  1      1,723,706
MASTERCARD INC                CL A            57636Q104   15,235      59,515 SH        SOLE                    59,515
MASTERCARD INC                CL A            57636Q104   41,424     161,825 SH        SHARED-OTHER  1        161,825
MELLANOX TECHNOLOGIES LTD     SHS             M51363113    4,958     262,452 SH        SOLE                   262,452
MELLANOX TECHNOLOGIES LTD     SHS             M51363113   11,516     609,656 SH        SHARED-OTHER  1        609,656
MICROSOFT CORP                COM             594918104    4,689     153,846 SH        SOLE                   153,846
MICROSOFT CORP                COM             594918104   18,171     596,154 SH        SHARED-OTHER  1        596,154
MISTRAS GROUP INC             COM             60649T107    3,947     262,060 SH        SOLE                   262,060
MISTRAS GROUP INC             COM             60649T107   11,113     737,940 SH        SHARED-OTHER  1        737,940
MONOLITHIC PWR SYS INC        COM             609839105    3,444     143,689 SH        SOLE                   143,689
MONOLITHIC PWR SYS INC        COM             609839105   12,877     537,211 SH        SHARED-OTHER  1        537,211
MORGAN STANLEY CHINA A SH FD  COM             617468103    2,353      75,000 SH        SOLE                    75,000
NETAPP INC                    COM             64110D104    4,152     120,836 SH        SOLE                   120,836
NETAPP INC                    COM             64110D104   14,233     414,234 SH        SHARED-OTHER  1        414,234
NVIDIA CORP                   COM             67066G104    3,430     183,615 SH        SOLE                   183,615
NVIDIA CORP                   COM             67066G104   12,822     686,385 SH        SHARED-OTHER  1        686,385
OPEN TEXT CORP                COM             683715106    5,646     138,884 SH        SOLE                   138,884
OPEN TEXT CORP                COM             683715106   18,483     454,696 SH        SHARED-OTHER  1        454,696
OPLINK COMMUNICATIONS INC     COM NEW         68375Q403    1,639     100,000 SH        SOLE                   100,000
OSI PHARMACEUTICALS  INC      COM             671040103    5,034     162,077 SH        SOLE                   162,077
OSI PHARMACEUTICALS  INC      COM             671040103   10,868     349,903 SH        SHARED-OTHER  1        349,903
PMC-SIERRA INC                COM             69344F106    5,335     616,106 SH        SOLE                   616,106
PMC-SIERRA INC                COM             69344F106   19,947   2,303,357 SH        SHARED-OTHER  1      2,303,357
POLO RALPH LAUREN CORP        COM             731572103   11,384     140,580 SH        SOLE                   140,580
POLO RALPH LAUREN CORP        COM             731572103   29,105     359,410 SH        SHARED-OTHER  1        359,410
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104  101,108   2,210,000 SH  PUT   SOLE                 2,210,000
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104  275,415   6,020,000 SH  PUT   SHARED-OTHER  1      6,020,000
RACKSPACE HOSTING INC         COM             750086100    8,572     411,121 SH        SOLE                   411,121
RACKSPACE HOSTING INC         COM             750086100   19,620     941,013 SH        SHARED-OTHER  1        941,013
RESEARCH IN MOTION LTD        COM             760975102    9,492     140,537 SH        SOLE                   140,537
RESEARCH IN MOTION LTD        COM             760975102   27,618     408,915 SH        SHARED-OTHER  1        408,915
SANDISK CORP                  COM             80004C101   23,208     800,560 SH        SOLE                   800,560
SANDISK CORP                  COM             80004C101   64,176   2,213,740 SH        SHARED-OTHER  1      2,213,740
SHAW GROUP INC                COM             820280105    5,219     181,543 SH        SOLE                   181,543
SHAW GROUP INC                COM             820280105   19,824     689,545 SH        SHARED-OTHER  1        689,545
SUNCOR ENERGY INC NEW         COM             867224107    1,071      30,320 SH        SOLE                    30,320
SUNCOR ENERGY INC NEW         COM             867224107    4,007     113,470 SH        SHARED-OTHER  1        113,470
SUNPOWER CORP                 COM CL A        867652109    3,918     165,464 SH        SOLE                   165,464
SUNPOWER CORP                 COM CL A        867652109   14,649     618,612 SH        SHARED-OTHER  1        618,612
SYMANTEC CORP                 COM             871503108    5,625     314,413 SH        SOLE                   314,413
SYMANTEC CORP                 COM             871503108   15,843     885,587 SH        SHARED-OTHER  1        885,587
TALEO CORP                    CL A            87424N104    5,748     244,368 SH        SOLE                   244,368
TALEO CORP                    CL A             87424N104  15,193     645,976 SH        SHARED-OTHER  1        645,976
TERREMARK WORLDWIDE INC       COM NEW         881448203    1,197     175,000 SH        SOLE                   175,000
TIBCO SOFTWARE INC            COM             88632Q103    2,776     288,235 SH        SOLE                   288,235
TIBCO SOFTWARE INC            COM             88632Q103    8,997     934,274 SH        SHARED-OTHER  1        934,274
VERISK ANALYTICS INC          CL A            92345Y106   11,530     380,781 SH        SOLE                   380,781
VERISK ANALYTICS INC          CL A            92345Y106   31,963   1,055,566 SH        SHARED-OTHER  1      1,055,566
VISA INC                      COM CL A        92826C839   17,364     198,540 SH        SOLE                   198,540
VISA INC                      COM CL A        92826C839   41,711     476,920 SH        SHARED-OTHER  1        476,920
XILINX INC                    COM             983919101    8,534     340,562 SH        SOLE                   340,562
XILINX INC                    COM             983919101   19,533     779,438 SH        SHARED-OTHER  1        779,438

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